Payden Core Bond Fund

Schedule of Investments
- July 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (11%
)
750,000 1988 Asset Management Euro CLO DAC 1A
144A , ( 3 mo. EURIBOR + 2.950% ) , 0.00% ,
4/15/40 EUR (a) (b) (c) $ 865
4,000,000 AGL CLO Ltd. 2022-22A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.190% ) ,
4.92% , 1/20/37 (a) (c) 4,002
250,000 AGL CLO Ltd. 2024-33A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.900% ) ,
5.63% , 7/21/37 (a) (c) 251
350,000 Aimco CLO Ltd. 2020-11A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.900% ) ,
5.65% , 7/17/37 (a) (c) 351
1,600,000 American Credit Acceptance Receivables Trust
2024-1 144A , 7.98% , 11/12/31 (a) 1,644
2,350,000 American Credit Acceptance Receivables Trust
2024-4 144A , 7.19% , 4/12/32 (a) 2,405
2,700,000 American Credit Acceptance Receivables Trust
2026-2 144A , 4.85% , 5/10/32 (a) 2,687
1,600,000 Arini European CLO I DAC 1X , ( 3 mo.
EURIBOR + 2.400% ) , 4.83% , 10/15/38
EUR (b) (c) (d) 1,857
2,100,000 Arini U.S. CLO VII Ltd. 7A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.650% ) ,
5.40% , 7/15/39 (a) (c) 2,100
2,000,000 Armada Euro CLO 10X , ( 3 mo. EURIBOR +
2.150% ) , 4.34% , 4/15/39 EUR (b) (c) (d) 2,315
1,500,000 Armada Euro CLO I DAC 1A 144A , ( 3 mo.
EURIBOR + 2.000% ) , 4.42% , 7/24/40
EUR (a) (b) (c) 1,742
1,700,000 Armada Euro CLO I DAC 1A 144A , ( 3 mo.
EURIBOR + 2.900% ) , 5.32% , 7/24/40
EUR (a) (b) (c) 1,960
2,500,000 Bain Capital Euro CLO DAC 2025-3A 144A ,
( 3 mo. EURIBOR + 2.200% ) , 4.69% , 10/17/39
EUR (a) (b) (c) 2,895
3,549,722 Basswood Park CLO Ltd. 2021-1A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.030% ) , 4.76% , 4/20/34 (a) (c) 3,552
2,450,000 BBAM European CLO 9X , ( 3 mo. EURIBOR +
2.350% ) , 4.84% , 4/22/39 EUR (b) (c) (d) 2,834
1,600,000 Beckett Park CLO DAC 1X , ( 3 mo. EURIBOR
+ 2.200% ) , 4.63% , 10/15/38 EUR (b) (c) (d) 1,852
2,000,000 Bilbao CLO VI DAC 6A 144A , ( 3 mo.
EURIBOR + 2.900% ) , 5.28% , 10/15/40
EUR (a) (b) (c) 2,306
1,950,000 BlackRock European CLO II DAC 2A 144A ,
( 3 mo. EURIBOR + 2.100% ) , 4.13% , 7/15/39
EUR (a) (b) (c) 2,249
1,750,000 BlackRock European CLO II DAC 2A 144A ,
( 3 mo. EURIBOR + 3.000% ) , 5.03% , 7/15/39
EUR (a) (b) (c) 2,018
2,400,000 Carlyle U.S. CLO Ltd. 2026-4A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
2.450% ) , 0.00% , 7/20/39 (a) (c) 2,400
2,400,000 CIFC European Funding CLO VIII DAC 8X ,
( 3 mo. EURIBOR + 2.200% ) , 4.40% , 4/15/39
EUR (b) (c) (d) 2,777
3,225,000 Cologix Canadian Issuer LP 2022-1CAN 144A ,
4.94% , 1/25/52 CAD (a) (b) 2,294
966,886 Drive Auto Receivables Trust 2025-S1 144A ,
6.04% , 6/16/29 (a) 971
Principal
or Shares Security Description
Value
(000)
3,076,750 Driven Brands Funding LLC 2025-1A 144A ,
5.30% , 10/20/55 (a) $ 2,987
2,750,000 Eaton Vance CLO Ltd. 2019-1A 144A , ( 3 mo.
Term Secured Overnight Financing Rate +
1.900% ) , 5.65% , 7/15/37 (a) (c) 2,756
1,750,000 Elmwood European CLO DAC 2026-2A 144A ,
( 3 mo. EURIBOR + 2.800% ) , 5.51% , 7/15/39
EUR (a) (b) (c) 2,017
2,350,000 Flatiron CLO LLC 2023-1A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.240% ) ,
4.99% , 4/17/36 (a) (c) 2,351
3,903,175 Galaxy XXII CLO Ltd. 2016-22A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.020% ) , 4.81% , 4/16/34 (a) (c) 3,904
1,350,000 GoldenTree Loan Management U.S. CLO
Ltd. 2024-21A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.650% ) , 5.38% ,
10/20/39 (a) (c) 1,350
1,600,000 Henley CLO XV DAC 15X , ( 3 mo. EURIBOR
+ 2.150% ) , 4.18% , 7/25/39 EUR (b) (c) (d) 1,857
2,250,000 KKR CLO Ltd. 32A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.850% ) , 5.49% ,
7/15/39 (a) (c) 2,250
3,200,000 Legato Euro CLO II DAC 2X , ( 3 mo. EURIBOR
+ 2.350% ) , 4.78% , 7/15/40 EUR (b) (c) (d) 3,690
3,550,000 Madison Park Funding LII Ltd. 2021-52A 144A ,
( 3 mo. Term Secured Overnight Financing Rate
+ 1.100% ) , 4.83% , 1/22/35 (a) (c) 3,553
4,250,000 MetroNet Infrastructure Issuer LLC 2026-1A
144A , 5.27% , 4/20/56 (a) 4,210
2,650,000 OCP CLO Ltd. 2022-25A 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 2.600% ) ,
6.33% , 7/22/39 (a) (c) 2,650
4,725,000 Palmer Square CLO Ltd. 2018-2A 144A , ( 3
mo. Term Secured Overnight Financing Rate +
1.210% ) , 5.00% , 4/16/37 (a) (c) 4,725
1,050,000 Penta CLO DAC 2023-14A 144A , ( 3 mo.
EURIBOR + 1.950% ) , 4.43% , 4/20/40
EUR (a) (b) (c) 1,217
750,000 Penta CLO DAC 2023-14A 144A , ( 3 mo.
EURIBOR + 2.900% ) , 5.38% , 4/20/40
EUR (a) (b) (c) 865
1,600,000 PGGLF 2 Assetco EUR DAC 2022-12X , ( 3
mo. EURIBOR + 2.100% ) , 4.35% , 11/09/38
EUR (b) (c) (d) 1,852
3,560,000 RCKT Mortgage Trust 2026-CES7 144A ,
5.41% , 7/01/56 (a) 3,567
1,500,000 Rockford Tower Europe CLO DAC 2026-1A
144A , ( 3 mo. EURIBOR + 2.000% ) , 4.43% ,
1/15/39 EUR (a) (b) (c) 1,730
1,500,000 Rockford Tower Europe CLO DAC 2026-1A
144A , ( 3 mo. EURIBOR + 2.900% ) , 5.33% ,
1/15/39 EUR (a) (b) (c) 1,730
2,740,000 RR Ltd. 2021-16A 144A , ( 3 mo. Term Secured
Overnight Financing Rate + 1.220% ) , 4.91% ,
7/15/41 (a) (c) 2,745
2,100,000 RRE Loan Management DAC 30A 144A , ( 3
mo. EURIBOR + 1.950% ) , 4.33% , 7/15/41
EUR (a) (b) (c) 2,422
2,250,000 RRE Loan Management DAC 29A 144A , ( 3
mo. EURIBOR + 2.700% ) , 5.04% , 7/15/41
EUR (a) (b) (c) 2,595

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
150 Santander Consumer Auto Receivables Trust
2021-C , 0.00% , 6/15/28 (e) $ 892
250,000 Sculptor European CLO VIII DAC 8A 144A ,
( 3 mo. EURIBOR + 2.000% ) , 4.18% , 1/17/39
EUR (a) (b) (c) 288
250,000 Sculptor European CLO VIII DAC 8A 144A ,
( 3 mo. EURIBOR + 2.950% ) , 5.13% , 1/17/39
EUR (a) (b) (c) 288
1,500,000 Symphony CLO XXVIII Ltd. 2021-28A 144A ,
( 3 mo. Term Secured Overnight Financing Rate
+ 1.800% ) , 5.55% , 1/23/36 (a) (c) 1,505
3,000,000 Taco Bell Funding LLC 2025-1A 144A , 4.82% ,
8/25/55 (a) 2,945
1,500,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A ,
8.87% , 5/15/54 (a) 1,536
Total Asset Backed (Cost - $114,413)
112,804
Bank Loan(f) (1%
)
2,468,640 Emg Utica Midstream Holdings LLC Term Loan
B 1L , ( 3 mo. Term Secured Overnight Financing
Rate + 2.500% ) , 7.23% , 4/01/30 2,478
1,565,363 Fr Br Holdings LLC Term Loan 1L , ( 3 mo. Term
Secured Overnight Financing Rate + 4.250% ) ,
7.98% , 10/09/30 1,571
1,445,000 Venture Global Calcasieu Pass LLC Term Loan
B 1L , ( 6 mo. Term Secured Overnight Financing
Rate + 2.250% ) , 6.95% , 4/11/33 1,457
2,751,000 Verde Purchaser LLC Term Loan B 1L , ( 3 mo.
Term Secured Overnight Financing Rate +
4.000% ) , 7.73% , 11/29/30 2,618
Total Bank Loan (Cost - $8,112)
8,124
Corporate Bond (37%
)
Financial  (16%)
2,500,000 Ally Financial Inc. D , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.148% ) , 7.10% (c) (g) 2,515
1,750,000 Ally Financial Inc. , ( Secured Overnight
Financing Rate + 1.960% ) , 5.74% , 5/15/29 (c) 1,770
2,250,000 Ally Financial Inc. , ( U.S. Secured Overnight
Financing Rate + 2.820% ) , 6.85% , 1/03/30 (c) 2,330
2,050,000 Ameriprise Financial Inc. , 5.35% , 6/15/36 2,007
2,600,000 Apollo Debt Solutions BDC 144A , 5.70% ,
1/23/31 (a) 2,532
2,390,000 Ares Capital Corp. , 5.55% , 1/15/30 2,366
2,100,000 Ares Strategic Income Fund , 5.45% , 9/09/28 2,088
1,800,000 ASB Bank Ltd. 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250% ) , 5.28% , 6/17/32 (a) (c) 1,802
1,000,000 Asurion LLC/ Asurion Co.-Issuer Inc. 144A ,
8.00% , 12/31/32 (a) 1,012
2,450,000 Athene Holding Ltd. , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.607% ) , 6.63% , 10/15/54 (c) 2,310
3,000,000 Avolon Holdings Funding Ltd. 144A , 4.70% ,
1/30/31 (a) 2,923
1,500,000 Banco Mercantil del Norte SA 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.734% ) , 8.00% (a) (c) (g) 1,500
2,200,000 Banco Santander SA , ( 1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900% ) , 1.72% , 9/14/27 (c) 2,193
2,750,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 1.110% ) , 4.62% , 5/09/29 (c) 2,745
Principal
or Shares Security Description
Value
(000)
3,400,000 Bank of America Corp. , ( 3 mo. Term Secured
Overnight Financing Rate + 1.452% ) , 2.88% ,
10/22/30 (c) $ 3,193
3,700,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 1.130% ) , 5.05% , 2/06/37 (c) 3,564
2,050,000 Bank of Nova Scotia , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.017% ) , 8.00% , 1/27/84 (c) 2,151
3,100,000 Blackstone Private Credit Fund , 5.95% ,
5/15/31 (h) 3,037
2,330,000 Blackstone Secured Lending Fund , 2.75% ,
9/16/26 2,325
1,900,000 Blackstone Secured Lending Fund , 5.90% ,
5/21/31 1,848
2,000,000 Blue Owl Capital Corp. , 5.95% , 3/15/29 1,996
2,450,000 Blue Owl Credit Income Corp. , 7.95% , 6/13/28 2,525
2,650,000 Blue Owl Finance LLC , 6.25% , 4/18/34 2,568
1,375,000 Capital One Financial Corp. , ( U.S. Secured
Overnight Financing Rate + 3.070% ) , 7.62% ,
10/30/31 (c) 1,496
4,500,000 Capital One Financial Corp. , ( U.S. Secured
Overnight Financing Rate + 1.508% ) , 5.40% ,
1/30/37 (c) 4,356
3,500,000 Charles Schwab Corp. L , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250% ) , 6.10% (c) (g) 3,454
3,150,000 Citigroup Inc. , ( 5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.001% ) ,
6.63% (c) (g) 3,166
5,300,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 1.463% ) , 4.95% , 5/07/31 (c) 5,276
4,800,000 Corebridge Financial Inc. , 3.90% , 4/05/32 4,458
2,250,000 Deutsche Bank AG , ( U.S. Secured Overnight
Financing Rate + 1.219% ) , 2.31% , 11/16/27 (c) 2,235
3,300,000 Equinix Europe 2 Financing Corp. LLC , 4.60% ,
11/15/30 3,223
1,100,000 Essential Properties LP , 5.38% , 7/15/36 1,066
3,350,000 Fibra SOMA Trust F/6185 144A , 7.13% ,
5/28/36 (a) 3,291
2,500,000 Fidelity National Information Services Inc. ,
4.80% , 3/10/31 2,457
8,500,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.580% ) , 5.22% ,
4/23/31 (c) 8,516
1,600,000 Goldman Sachs Private Credit Corp. , 5.38% ,
1/31/29 1,585
2,900,000 HA Sustainable Infrastructure Capital Inc. 144A ,
5.95% , 7/15/33 (a) 2,867
1,000,000 HPS Corporate Lending Fund , 5.30% , 6/05/27 1,000
3,000,000 HPS Corporate Lending Fund , 4.90% , 9/11/28 2,941
3,000,000 Huntington Bancshares Inc. , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700% ) , 6.14% , 11/18/39 (c) 3,006
1,000,000 Huntington National Bank , ( U.S. Secured
Overnight Financing Rate + 0.720% ) , 4.87% ,
4/12/28 (c) 1,002
3,550,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.070% ) , 4.90% , 1/22/37 (c) 3,389
2,500,000 LPL Holdings Inc. , 5.75% , 6/15/35 2,460
2,450,000 Macquarie Bank Ltd. 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700% ) , 3.05% , 3/03/36 (a) (c) 2,197

Principal
or Shares Security Description
Value
(000)
2,750,000 Macquarie Group Ltd. 144A , ( 3 mo. Term
Secured Overnight Financing Rate + 1.634% ) ,
3.76% , 11/28/28 (a) (c) $ 2,714
2,500,000 Main Street Capital Corp. , 6.95% , 3/01/29 2,571
2,350,000 Mercury General Corp. , 6.25% , 6/15/36 2,340
3,200,000 MetLife Inc. , ( 5 yr. US Treasury Yield Curve Rate
T Note Constant Maturity + 1.817% ) , 5.85% ,
3/15/56 (c) 3,122
3,100,000 Mitsubishi UFJ Financial Group Inc. , ( 1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.170% ) , 5.16% , 4/24/31 (c) 3,104
2,650,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.100% ) , 4.65% , 10/18/30 (c) 2,621
4,400,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.184% ) , 5.07% , 1/30/37 (c) 4,223
1,300,000 Nationwide Mutual Insurance Co. 144A , 9.38% ,
8/15/39 (a) 1,647
900,000 Nuveen LLC 144A , 5.85% , 4/15/34 (a) 912
1,200,000 PennyMac Financial Services Inc. 144A , 6.88% ,
5/15/32 (a) 1,148
2,475,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63% , 11/15/31 2,187
3,300,000 Phillips Edison Grocery Center Operating
Partnership I LP , 4.75% , 3/15/33 3,183
550,000 Phoenix Aviation Capital Ltd. 144A , 9.25% ,
7/15/30 (a) 570
3,200,000 Santander Holdings USA Inc. , ( U.S. Secured
Overnight Financing Rate + 1.940% ) , 5.35% ,
9/06/30 (c) 3,218
3,200,000 Sumitomo Mitsui Financial Group Inc. , ( 5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 1.300% ) , 5.33% , 3/03/41 (c) 3,057
2,800,000 UBS Group AG 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.745% ) , 9.25% (a) (c) (g) 3,000
1,900,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 2.100% ) , 2.39% , 6/02/28 (c) 1,866
6,400,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 1.500% ) , 5.15% , 4/23/31 (c) 6,428
3,400,000 Western-Southern Global Funding 144A ,
4.70% , 12/10/32 (a) 3,286
167,938
Industrial  (12%)
3,100,000 Airbnb Inc. , 5.25% , 3/16/36 3,022
1,050,000 Alphabet Inc. , 5.65% , 2/15/56 970
2,272,809 American Airlines Pass-Through Trust 2019-1,
AA , 3.15% , 2/15/32 2,139
2,225,000 Ashtead Capital Inc. 144A , 5.55% , 5/30/33 (a) 2,220
2,950,000 Beacon Point DC LLC 144A , 6.13% ,
11/30/42 (a) 2,832
75,000 Boeing Co. , 5.04% , 5/01/27 75
3,000,000 C&W Senior Finance Ltd. 144A , 9.00% ,
1/15/33 (a) 3,052
1,300,000 Cemex SAB de CV 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.520% ) , 7.20% (a) (c) (g) 1,343
770,000 CF Industries Inc. , 5.30% , 11/26/35 753
2,620,000 CoreWeave Inc. 144A , 9.00% , 2/01/31 (a) 2,368
2,000,000 Daimler Truck Finance North America LLC
144A , 5.40% , 9/20/28 (a) 2,026
600,000 Empire Communities Corp. 144A , 9.75% ,
5/01/29 (a) 617
2,000,000 Equifax Inc. , 5.65% , 8/15/33 2,007
Principal
or Shares Security Description
Value
(000)
525,000 Fiesta Purchaser Inc. 144A , 9.63% , 9/15/32 (a) $ 493
2,800,000 Flowers Foods Inc. , 5.75% , 3/15/35 (h) 2,640
1,600,000 Flutter Treasury DAC 144A , 5.88% , 6/04/31 (a) 1,577
2,850,000 Ford Motor Credit Co. LLC , 5.80% , 3/05/27 2,865
2,600,000 Ford Motor Credit Co. LLC , 5.92% , 3/20/28 2,629
2,400,000 Ford Motor Credit Co. LLC , 5.42% , 4/09/31 2,363
2,500,000 Foundry JV Holdco LLC 144A , 5.90% ,
1/25/30 (a) 2,556
3,150,000 General Motors Financial Co. Inc. , 4.20% ,
10/27/28 3,112
2,750,000 General Motors Financial Co. Inc. , 2.35% ,
1/08/31 2,446
2,900,000 General Motors Financial Co. Inc. , 4.60% ,
1/08/31 2,835
2,200,000 Grupo Nutresa SA 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.103% ) , 7.88% (a) (c) (g) 2,177
4,550,000 HCA Inc. , 4.70% , 5/15/31 4,465
4,000,000 Hewlett Packard Enterprise Co. , 4.40% ,
10/15/30 3,901
1,950,000 Hewlett Packard Enterprise Co. , 4.85% ,
10/15/31 1,922
2,900,000 HUT 8 DC LLC 144A , 6.19% , 11/15/42 (a) 2,821
2,700,000 Hyundai Capital America 144A , 1.80% ,
1/10/28 (a) 2,589
3,400,000 Hyundai Capital America 144A , 4.55% ,
1/08/31 (a) 3,311
875,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A , 9.00% ,
2/15/29 (a) 912
3,150,000 Maple Parent Holdings Corp. 144A , 5.70% ,
3/26/36 (a) 3,132
1,350,000 Marcobre SAC 144A , 5.75% , 1/22/36 (a) 1,324
4,100,000 Meta Platforms Inc. , 5.25% , 5/15/36 (h) 3,933
1,050,000 Meta Platforms Inc. , 6.30% , 5/15/56 964
5,200,000 NVIDIA Corp. , 4.75% , 6/15/33 5,044
1,450,000 OAK-Eagle Acquireco Inc. 144A , 7.25% ,
7/01/33 (a) 1,504
2,200,000 Oracle Corp. , 6.25% , 11/09/32 2,184
4,200,000 Oracle Corp. , 5.70% , 2/04/36 3,891
3,500,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A , 5.25% , 7/01/29 (a) 3,526
875,000 Prime Healthcare Services Inc. 144A , 9.38% ,
9/01/29 (a) 913
2,350,000 Regal Rexnord Corp. , 6.40% , 4/15/33 2,452
3,650,000 Royalty Pharma PLC , 4.45% , 3/25/31 3,563
5,400,000 Salesforce Inc. , 5.55% , 3/15/36 5,268
1,050,000 Salesforce Inc. , 6.55% , 3/15/56 1,004
2,650,000 SNF Group SACA 144A , 5.63% , 3/31/31 (a) 2,663
2,290,000 Space Exploration Technologies Corp. 144A ,
6.65% , 7/15/56 (a) 2,028
850,000 Stagwell Global LLC 144A , 5.63% , 8/15/29 (a) 827
2,250,000 Standard Building Solutions Inc. 144A , 5.88% ,
3/15/34 (a) 2,163
750,000 Star Parent Inc. 144A , 9.00% , 10/01/30 (a) 788
1,700,000 SV RNO Property Owner 1 LLC 144A , 5.88% ,
3/01/31 (a) 1,581
2,230,000 Sword Purchaser LLC 144A , 8.25% , 4/15/33 (a) 2,282
1,050,000 Synopsys Inc. , 5.70% , 4/01/55 964
1,660,000 Veon Midco BV 144A , 7.45% , 6/01/33 (a) 1,647
2,350,000 Verisk Analytics Inc. , 5.13% , 3/15/36 2,243
545,000 Viking Baked Goods Acquisition Corp. 144A ,
8.63% , 11/01/31 (a) 548

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
3,750,000 Volkswagen Group of America Finance LLC
144A , 4.85% , 9/11/30 (a) $ 3,691
129,165
Utility  (9%)
2,600,000 Beusa Investments LLC 144A , 7.00% ,
8/01/31 (a) 2,542
1,750,000 BKV Upstream Midstream LLC 144A , 7.50% ,
10/15/30 (a) 1,749
3,750,000 Borr IHC Ltd./Borr Finance LLC 144A , 9.00% ,
1/15/34 (a) 3,676
1,750,000 BP Capital Markets PLC , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.153% ) , 6.45% (c) (g) 1,802
3,875,000 California Resources Corp. 144A , 7.25% ,
1/15/35 (a) 3,831
3,650,000 Cenovus Energy Inc. , 4.65% , 3/20/31 3,582
2,000,000 Comision Federal de Electricidad 144A , 6.05% ,
1/28/34 (a) 1,932
2,600,000 CVR Energy Inc. 144A , 7.88% , 2/15/34 (a) 2,644
1,375,000 Delek Logistics Partners LP/Delek Logistics
Finance Corp. 144A , 6.88% , 6/01/34 (a) 1,382
1,842,617 Dhafrah Pv2 Energy Co. LLC 144A , 5.79% ,
6/30/53 (a) 1,786
2,325,000 Duquesne Light Holdings Inc. 144A , 2.78% ,
1/07/32 (a) 2,039
1,000,000 Energuate Trust 2 0 144A , 6.35% , 9/15/35 (a) 986
2,175,000 Energy Transfer LP , 5.75% , 2/15/33 2,222
2,970,000 EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/
EnfraGen Spain SAU 144A , 8.50% , 6/30/32 (a) 3,081
1,650,000 Esentia Energy Development SAB de CV 144A ,
6.13% , 7/30/33 (a) 1,619
3,875,000 Expand Energy Corp. , 5.70% , 1/15/35 3,856
1,300,000 Guermat Elektrik Ueretim AS 144A , 10.75% ,
5/21/35 (a) 1,287
1,685,000 Infinity Natural Resources LLC 144A , 7.63% ,
4/01/31 (a) 1,682
1,945,000 Kraken Oil & Gas Partners LLC 144A , 7.13% ,
5/15/31 (a) 1,919
2,500,000 Liberty Utilities Co. 144A , 5.10% , 5/15/31 (a) 2,472
1,850,000 Magnolia Oil & Gas Operating LLC/Magnolia
Oil & Gas Finance Corp. 144A , 6.63% ,
8/15/34 (a) 1,852
3,590,000 Moss Creek Resources Holdings Inc. 144A ,
8.25% , 9/01/31 (a) 3,600
2,700,000 MPLX LP , 5.30% , 4/01/36 2,615
2,100,000 MVM Energetika Zrt , 6.50% , 3/13/31 (d) 2,185
1,850,000 Obsidian Energy Ltd. 144A , 8.13% , 12/03/30
CAD (a) (b) 1,364
3,600,000 ONEOK Inc. , 4.75% , 10/15/31 3,525
1,500,000 Parex Resources Inc. 144A , 8.50% , 5/11/31 (a) 1,529
2,600,000 Petroleos Mexicanos , 6.70% , 2/16/32 2,595
2,750,000 Repsol E&P Capital Markets U.S. LLC 144A ,
5.20% , 9/16/30 (a) 2,750
2,000,000 Saavi Energia Sarl 144A , 8.88% , 2/10/35 (a) 2,164
2,950,000 Saudi Arabian Oil Co. 144A , 5.88% , 7/17/64 (a) 2,615
1,400,000 SM Energy Co. 144A , 6.63% , 4/15/34 (a) 1,392
2,750,000 Talos Production Inc. 144A , 8.00% , 7/15/34 (a) 2,779
1,863,424 Tierra Mojada Luxembourg II Sarl 144A , 5.75% ,
12/01/40 (a) 1,756
3,850,000 Valero Energy Corp. , 5.15% , 3/10/36 3,721
790,000 Venture Global LNG Inc. 144A , 6.63% ,
6/15/36 (a) 775
Principal
or Shares Security Description
Value
(000)
2,550,000 Vistra Operations Co. LLC 144A , 4.60% ,
10/15/30 (a) $ 2,483
5,200,000 Vistra Operations Co. LLC 144A , 5.55% ,
4/30/36 (a) 5,063
350,000 Western Midstream Operating LP , 6.35% ,
1/15/29 361
3,550,000 Western Midstream Operating LP , 4.80% ,
3/01/31 3,484
1,350,000 Western Midstream Operating LP , 6.15% ,
4/01/33 1,389
96,086
Total Corporate Bond (Cost - $399,701)
393,189
Foreign Government (3%
)
1,850,000 Chile Government International Bond , 3.88% ,
4/14/36 EUR (b) 2,073
5,270,000 CPPIB Capital Inc. 144A , 1.95% , 9/30/29
CAD (a) (b) 3,619
1,850,000 Dominican Republic International Bond 144A ,
7.05% , 2/03/31 (a) 1,924
950,000 Ecuador Government International Bond 144A ,
8.75% , 1/29/34 (a) 943
1,700,000 Ivory Coast Government International Bond
144A , 7.63% , 1/30/33 (a) 1,784
1,150,000 Ivory Coast Government International Bond
144A , 6.75% , 2/25/41 (a) 1,080
1,800,000 Mexico Government International Bond , 6.25% ,
8/27/37 1,755
3,200,000 Municipal Finance Authority of British , 2.55% ,
10/09/29 CAD (b) 2,236
500,000 Panama Government International Bond , 5.23% ,
2/23/34 483
800,000 Paraguay Government International Bond 144A ,
6.65% , 3/04/55 (a) 820
3,600,000 Perusahaan Penerbit SBSN Indonesia III 144A ,
5.20% , 7/02/34 (a) 3,499
1,500,000 Peruvian Government International Bond ,
5.38% , 2/08/35 1,481
1,100,000 Republic of South Africa Government
International Bond Series 10Y , 4.85% , 9/30/29 1,088
1,350,000 Republic of South Africa Government
International Bond Series 12Y , 5.88% , 6/22/30 1,374
1,500,000 Republic of South Africa Government
International Bond 144A , 6.13% , 12/11/37 (a) 1,437
1,400,000 Romanian Government International Bond
144A , 5.75% , 7/04/36 (a) 1,322
Total Foreign Government (Cost - $27,772)
26,918
Mortgage Backed (32%
)
1,600,000 Acore Issuer LLC 2026-FL1 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.450% ) ,
5.12% , 8/20/43 (a) (c) 1,600
3,550,000 Arbor Realty Commercial Real Estate Notes LLC
2026-FL1 144A , ( 1 mo. Term Secured Overnight
Financing Rate + 1.500% ) , 5.17% , 9/20/43 (a) (c) 3,560
4,000,000 AREIT 2025-CRE11 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.550% ) ,
5.23% , 7/25/43 (a) (c) 4,016
5,000,000 BDS LLC 2026-FL17 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.350% ) , 5.02% ,
5/19/43 (a) (c) 5,005
3,383,566 Bravo Residential Funding Trust 2025-NQM10
144A , 4.87% , 9/25/65 (a) (i) 3,347

Principal
or Shares Security Description
Value
(000)
2,320,474 Bravo Residential Funding Trust 2025-NQM9
144A , 5.04% , 9/25/65 (a) $ 2,305
1,294,055 BRAVO Residential Funding Trust 2024-NQM7
144A , 5.55% , 10/27/64 (a) 1,297
1,721,975 BRAVO Residential Funding Trust 2026-NQM1
144A , 4.83% , 12/25/65 (a) (i) 1,698
3,661,908 BRAVO Residential Funding Trust 2026-NQM5
144A , 5.36% , 6/25/66 (a) (i) 3,647
2,000,000 BSPRT Issuer LLC 2025-FL12 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
1.386% ) , 5.07% , 1/17/43 (a) (c) 2,005
1,565,000 BSPRT Issuer LLC 2025-FL12 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
1.648% ) , 5.33% , 1/17/43 (a) (c) 1,566
1,330,000 BX Commercial Mortgage Trust 2024-XL5
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 2.690% ) , 6.37% , 3/15/41 (a) (c) 1,341
2,500,000 BX Commercial Mortgage Trust 2026-CSMO
144A , ( 1 mo. Term Secured Overnight Financing
Rate + 1.700% ) , 5.38% , 2/15/43 (a) (c) 2,521
2,100,000 BX Commercial Mortgage Trust 2026-VLT10
144A , 5.36% , 7/13/58 (a) (i) 1,996
2,950,000 BX Commercial Mortgage Trust 2026-VLT10
144A , 6.87% , 7/13/58 (a) (i) 2,835
1,750,000 BX Trust 2024-CNYN 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.690% ) ,
6.37% , 4/15/41 (a) (c) 1,760
2,400,000 BX Trust 2026-CLS 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.400% ) , 5.08% ,
5/15/43 (a) (c) 2,408
3,150,000 BX Trust 2025-VOLT 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.350% ) ,
6.03% , 12/15/44 (a) (c) 3,149
3,600,000 BXMT Ltd. 2026-FL6 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.450% ) ,
5.12% , 8/19/43 (a) (c) 3,598
2,753,813 Colt Mortgage Loan Trust 2025-1 144A , 5.70% ,
1/25/70 (a) 2,759
1,218,603 COLT Mortgage Loan Trust 2025-10 144A ,
5.09% , 10/25/70 (a) (i) 1,208
3,518,416 Connecticut Avenue Securities Trust 2019-HRP1
144A , ( U.S. Secured Overnight Financing Rate
Index 30day Average + 9.364% ) , 12.98% ,
11/25/39 (a) (c) 3,605
312,440 Connecticut Avenue Securities Trust 2024-
R03 144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 1.150% ) , 4.77% ,
3/25/44 (a) (c) 312
887,981 Cross Mortgage Trust 2024-H7 144A , 5.59% ,
11/25/69 (a) (i) 889
1,069,198 Cross Mortgage Trust 2024-H8 144A , 5.55% ,
12/25/69 (a) (i) 1,073
2,050,000 DC Commercial Mortgage Trust 2023-DC 144A ,
6.31% , 9/12/40 (a) 2,075
3,400,000 ESTN Trust 2026-TOWN 144A , 5.36% ,
5/12/46 (a) (i) 3,374
1,107,603 Extended Stay America Trust 2025-ESH 144A ,
( 1 mo. Term Secured Overnight Financing Rate
+ 1.850% ) , 5.53% , 10/15/42 (a) (c) 1,114
3,185,529 Extended Stay America Trust 2026-ESH2 144A ,
( 1 mo. Term Secured Overnight Financing Rate
+ 1.200% ) , 4.88% , 2/15/43 (a) (c) 3,194
676,755 FN AT2016 30YR , 3.00% , 4/01/43 606
Principal
or Shares Security Description
Value
(000)
1,202,050 FN AZ7336 30YR , 3.50% , 11/01/45 $ 1,094
4,154,315 FN BC8998 30YR , 3.00% , 11/01/46 3,651
2,657,988 FN BM2007 30YR , 4.00% , 9/01/48 2,470
3,337,747 FN BP6626 30YR , 2.00% , 8/01/50 2,634
1,892,839 FN CA6416 30YR , 3.00% , 7/01/50 1,648
3,719,848 FN CB1301 30YR , 2.50% , 8/01/51 3,102
5,220,110 FN CB2759 30YR , 3.00% , 2/01/52 4,483
3,761,730 FN CB2839 30YR , 2.00% , 2/01/52 3,005
4,334,162 FN CB3258 30YR , 3.50% , 4/01/52 3,871
3,180,426 FN CB3622 30YR , 4.00% , 5/01/52 2,920
2,837,399 FN CB4127 30YR , 4.50% , 7/01/52 2,685
1,163,955 FN CB4211 30YR , 4.50% , 7/01/52 1,103
1,800,329 FN CB4794 30YR , 4.50% , 10/01/52 1,703
3,802,301 FN CB5106 30YR , 5.00% , 11/01/52 3,708
4,191,490 FN CB5113 30YR , 5.50% , 11/01/52 4,188
3,779,259 FN CB6689 30YR , 5.50% , 7/01/53 3,775
3,758,349 FN CB8021 30YR , 6.50% , 2/01/54 3,925
2,442,985 FN CB9929 30YR , 6.00% , 2/01/55 2,482
1,310,382 FN FM1717 30YR , 3.50% , 12/01/45 1,218
1,700,304 FN FM3162 30YR , 3.00% , 11/01/46 1,522
2,875,379 FN FM4994 30YR , 2.00% , 12/01/50 2,290
4,368,021 FN FM7418 30YR , 2.50% , 6/01/51 3,654
6,052,461 FN FM9195 30YR , 2.50% , 10/01/51 5,059
1,957,242 FN FM9218 30YR , 2.00% , 10/01/51 1,535
1,215,356 FN FM9750 30YR , 3.00% , 4/01/48 1,086
2,722,974 FN FS0287 30YR , 2.00% , 1/01/52 2,166
6,206,542 FN FS0349 30YR , 2.00% , 1/01/52 4,936
4,393,735 FN FS0439 30YR , 2.50% , 1/01/52 3,664
929,513 FN FS1538 30YR , 3.00% , 4/01/52 805
3,813,295 FN FS2462 30YR , 3.00% , 2/01/52 3,297
2,124,349 FN FS3111 30YR , 5.00% , 9/01/52 2,068
2,757,800 FN FS3838 30YR , 4.00% , 5/01/49 2,591
2,047,709 FN FS4931 30YR , 6.00% , 6/01/53 2,093
2,864,423 FN FS8791 30YR , 6.00% , 8/01/54 2,903
3,933,978 FN MA2806 30YR , 3.00% , 11/01/46 3,462
4,538,963 FN MA3210 30YR , 3.50% , 12/01/47 4,080
4,524,576 FN MA3238 30YR , 3.50% , 1/01/48 4,070
725,146 FN MA4413 30YR , 2.00% , 9/01/51 570
292,577 FN MA4548 30YR , 2.50% , 2/01/52 241
3,241,247 FN MA4761 30YR , 5.00% , 9/01/52 3,158
2,810,980 FN MA4785 30YR , 5.00% , 10/01/52 2,739
2,450,668 FN MA4918 30YR , 5.00% , 2/01/53 2,383
3,295,561 FN MA5040 30YR , 6.00% , 6/01/53 3,353
1,000,000 FNCL , 5.00% , 8/01/56 30YR TBA (j) 965
4,700,000 FNCL , 5.50% , 8/01/56 30YR TBA (j) 4,652
729,483 FR RA3728 30YR , 2.00% , 10/01/50 581
3,801,534 FR RA4531 30YR , 2.50% , 2/01/51 3,167
4,790,644 FR RA5276 30YR , 2.50% , 5/01/51 3,969
3,112,816 FR RA6823 30YR , 2.00% , 2/01/52 2,472
5,003,711 FR RA7778 30YR , 4.50% , 8/01/52 4,736
3,982,857 FR RA7790 30YR , 5.00% , 8/01/52 3,878
2,725,558 FR RA8415 30YR , 5.50% , 1/01/53 2,723
1,720,074 FR RA8647 30YR , 4.50% , 5/01/53 1,627
2,533,108 FR SD0729 30YR , 2.00% , 10/01/51 2,007
3,078,109 FR SD2184 30YR , 6.00% , 1/01/53 3,127
2,408,053 FR SD4053 30YR , 6.00% , 10/01/53 2,453
3,673,287 FR SD5641 30YR , 5.50% , 6/01/53 3,672
5,005,510 FR SD7537 30YR , 2.00% , 3/01/51 3,967
4,690,110 FR SD8106 30YR , 2.00% , 11/01/50 3,704
1,184,201 FR SD8114 30YR , 2.50% , 12/01/50 977
2,266,527 FR SD8244 30YR , 4.00% , 9/01/52 2,077
1,079,972 FR ZA4718 30YR , 3.00% , 10/01/46 949
1,075,030 FR ZT0529 30YR , 3.00% , 10/01/46 949
2,587,776 FR ZT0534 30YR , 3.50% , 12/01/47 2,358
2,100,818 FR ZT1159 , 3.50% , 2/01/44 1,930

Payden Mutual Funds
Payden Core Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,600,000 Freddie Mac STACR REMIC Trust 2021-HQA3
144A , ( U.S. Secured Overnight Financing
Rate Index 30day Average + 6.250% ) , 9.87% ,
9/25/41 (a) (c) $ 2,619
2,800,000 FS Rialto Issuer LLC 2026-FL11 144A , ( 1 mo.
Term Secured Overnight Financing Rate +
1.450% ) , 5.12% , 1/19/44 (a) (c) 2,807
1,511,649 G2 4853 30YR , 4.00% , 11/20/40 1,424
2,988,359 G2 785219 30YR , 2.00% , 12/20/50 2,374
4,381,827 G2 788617 30YR , 5.00% , 4/20/56 4,263
363,761 G2 MA2522 30YR , 4.00% , 1/20/45 341
1,927,372 G2 MA3663 30YR , 3.50% , 5/20/46 1,725
2,856,091 G2 MA3802 30YR , 3.00% , 7/20/46 2,510
945,135 G2 MA4510 30YR , 3.50% , 6/20/47 850
2,838,818 G2 MA5265 30YR , 4.50% , 6/20/48 2,715
1,420,318 G2 MA6930 30YR , 2.00% , 10/20/50 1,141
2,952,707 G2 MA7472 30YR , 2.50% , 7/20/51 2,469
1,361,689 G2 MA7473 30YR , 3.00% , 7/20/51 1,184
452,014 G2 MA7766 30YR , 2.00% , 12/20/51 363
2,186,309 G2 MA8044 30YR , 3.50% , 5/20/52 1,958
3,148,829 G2 MA8200 30YR , 4.00% , 8/20/52 2,881
3,527,168 G2 MA8648 30YR , 5.50% , 2/20/53 3,527
771,875 G2 MA8948 30YR , 5.50% , 6/20/53 773
4,750,000 Manhattan West Mortgage Trust 2026-2MW
144A , 5.32% , 6/10/48 (a) (i) 4,696
4,250,000 MF1 2024-FL16 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 1.541% ) , 5.21% ,
11/18/39 (a) (c) 4,261
9,517,646 Morgan Stanley Capital I Trust 2018-H3 , 0.79% ,
7/15/51 (i) 114
104,816 Nationstar Mortgage Loan Trust 2013-A 144A ,
3.75% , 12/25/52 (a) (i) 99
199,155 New Residential Mortgage Loan Trust 2014-3A
144A , 3.75% , 11/25/54 (a) (c) (i) 189
3,600,000 NXPT Commercial Mortgage Trust 2024-STOR
144A , 4.31% , 11/05/41 (a) (i) 3,510
896,326 OBX Trust 2024-NQM13 144A , 5.12% ,
6/25/64 (a) 895
1,099,323 OBX Trust 2024-NQM12 144A , 5.48% ,
7/25/64 (a) 1,100
1,054,581 OBX Trust 2024-NQM14 144A , 4.94% ,
9/25/64 (a) 1,051
984,752 OBX Trust 2024-NQM15 144A , 5.32% ,
10/25/64 (a) 984
860,392 OBX Trust 2024-NQM18 144A , 5.41% ,
10/25/64 (a) (i) 861
999,415 OBX Trust 2024-NQM16 144A , 5.53% ,
10/25/64 (a) 1,001
898,909 OBX Trust 2024-NQM17 144A , 5.61% ,
11/25/64 (a) (i) 902
2,007,819 OBX Trust 2025-NQM1 144A , 5.55% ,
12/25/64 (a) (i) 2,009
1,181,836 OBX Trust 2025-NQM16 144A , 5.06% ,
8/25/65 (a) 1,168
1,062,036 OBX Trust 2025-NQM18 144A , 5.06% ,
9/25/65 (a) (i) 1,055
1,469,537 OBX Trust 2026-NQM1 144A , 4.85% ,
11/25/65 (a) (i) 1,450
1,307,926 RCKT Mortgage Trust 2025-CES5 144A ,
5.69% , 5/25/55 (a) 1,311
821,510 RCKT Mortgage Trust 2025-CES6 144A ,
5.47% , 6/25/55 (a) 821
1,713,193 RCKT Mortgage Trust 2025-CES7 144A ,
5.38% , 7/25/55 (a) 1,711
Principal
or Shares Security Description
Value
(000)
2,214,395 RCKT Mortgage Trust 2025-CES8 144A ,
5.15% , 8/25/55 (a) (i) $ 2,204
3,322,130 RCKT Mortgage Trust 2025-CES9 144A ,
4.80% , 9/25/55 (a) 3,276
2,625,700 RCKT Mortgage Trust 2025-CES11 144A ,
4.97% , 11/25/55 (a) 2,599
2,112,696 RCKT Mortgage Trust 2026-CES1 144A ,
4.83% , 1/25/56 (a) 2,086
3,329,285 RCKT Mortgage Trust 2026-CES3 144A ,
5.14% , 3/25/56 (a) 3,303
5,000,000 SLG Office Trust 2026-OMA 144A , 4.97% ,
4/15/41 (a) (i) 4,949
1,300,000 STACR Trust 2018-HRP2 144A , ( U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614% ) , 14.23% , 2/25/47 (a) (c) 1,548
3,200,000 TRTX Issuer Ltd. 2025-FL7 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.450% ) ,
5.12% , 6/18/43 (a) (c) 3,205
898,586 Verus Securitization Trust 2024-R1 144A ,
5.22% , 9/25/69 (a) (i) 895
1,078,406 Verus Securitization Trust 2024-8 144A , 5.36% ,
10/25/69 (a) (i) 1,079
1,394,148 Verus Securitization Trust 2024-9 144A , 5.44% ,
11/25/69 (a) (i) 1,396
3,074,281 Verus Securitization Trust 2025-1 144A , 5.62% ,
1/25/70 (a) (i) 3,079
1,081,639 Verus Securitization Trust 2026-1 144A , 4.86% ,
1/25/71 (a) (i) 1,071
2,825,000 Wells Fargo Commercial Mortgage Trust
2025-HI 144A , ( 1 mo. Term Secured
Overnight Financing Rate + 2.692% ) , 6.37% ,
10/15/42 (a) (c) 2,835
Total Mortgage Backed (Cost - $354,282)
342,830
Municipal (2%
)
880,000 California Earthquake Authority A , 5.60% ,
7/01/27 887
3,900,000 California Health Facilities Financing Authority ,
2.86% , 6/01/31 3,562
1,127,512 California Pollution Control Financing
Authority , AMT 144A , 7.50% , 12/01/39 (a) (k) –
2,565,000 Compton Community College District B ,
3.46% , 8/01/38 (l) 2,136
2,140,000 Golden State Tobacco Securitization Corp. B ,
2.75% , 6/01/34 (l) 1,870
1,865,000 Idaho Housing & Finance Association A , 6.00% ,
1/01/65 (l) 1,919
2,300,000 Pennsylvania Economic Development Financing
Authority B , 6.53% , 6/15/39 2,417
5,000,000 State of California , 7.50% , 4/01/34 5,602
1,495,000 State of California , 7.55% , 4/01/39 1,724
Total Municipal (Cost - $22,279)
20,117
U.S. Government Agency (1%
)
3,500,000 CoBank ACB N , ( 5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.620% ) ,
6.75% (c) (g) 3,522
6,000,000 FHLB , 1.80% , 2/04/36 4,543
4,280,000 Tennessee Valley Authority , 5.25% , 9/15/39 4,340
Total U.S. Government Agency (Cost - $12,860)
12,405
U.S. Treasury (10%
)
2,590,000 U.S. Treasury Bill , 3.97% , 7/08/27 (e) 2,496
439,000 U.S. Treasury Bond , 2.50% , 2/15/46 289
8,130,000 U.S. Treasury Bond , 3.00% , 2/15/49 (m) (n) 5,648

Principal
or Shares Security Description
Value
(000)
11,890,000 U.S. Treasury Bond , 3.63% , 5/15/53 $ 9,036
1,850,000 U.S. Treasury Bond , 4.50% , 11/15/54 1,639
1,780,000 U.S. Treasury Bond , 4.63% , 2/15/55 1,610
5,900,000 U.S. Treasury Bond , 4.75% , 5/15/55 5,448
15,750,000 U.S. Treasury Bond , 4.75% , 2/15/56 14,558
14,000,000 U.S. Treasury Bond , 5.00% , 5/15/56 13,467
22,617,980 U.S. Treasury Inflation Indexed Notes , 1.25% ,
4/15/31 21,722
18,409,598 U.S. Treasury Inflation Indexed Notes , 1.88% ,
1/15/36 17,544
4,740,000 U.S. Treasury Note , 4.13% , 5/31/31 4,679
10,000 U.S. Treasury Note , 3.88% , 12/31/32 10
7,180,000 U.S. Treasury Note , 4.13% , 4/30/33 7,004
2,210,000 U.S. Treasury Note , 4.25% , 5/31/33 2,171
Total U.S. Treasury (Cost - $117,941)
107,321
Investment Company (3%
)
9,578,390 Payden Cash Reserves Money Market Fund* 9,578
1,532,310 Payden Emerging Market Corporate Bond Fund,
SI Class* 13,316
890,041 Payden Emerging Markets Local Bond Fund, SI
Class* 8,571
Total Investment Company (Cost - $31,109)
31,465
Purchased Swaptions  (1%
)
Total Purchased Swaptions (Cost - $4,618) 5,532
Total Investments (Cost - $1,093,087) (101%)
1,060,705
Liabilities in excess of Other Assets (-1%)
(6,991)
Net Assets (100%) $ 1,053,714
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Yield to maturity at time of purchase.
(f) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026. The stated maturity is subject to prepayments.
(g) Perpetual security with no stated maturity date.
(h) All or a portion of these securities are on loan. At July 31, 2026, the total market value of the Fund’s securities on loan is $7,084 and the total market value of the collateral held by the Fund is $7,320. Amounts in 000s.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(j) Security was purchased on a delayed delivery basis.
(k) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(l) Payment of principal and/or interest is insured against default by a monoline insurer.
(m) All or a portion of the security is pledged to cover futures contract margin requirements.
(n) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
Purchased Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Purchased Swaptions - 0.5%
10-Year SOFR Swap, Receive Fixed 3.748% Annually,
Pay Variable 3.660% (SOFRRATE) Annually Barclays Capital Group $ 96,020 02/22/2027 $ 382 Call
10-Year SOFR Swap, Receive Variable 3.660%
(SOFRRATE) Annually, Pay Fixed 3.748% Annually Barclays Capital Group 96,020 02/22/2027 5,150 Put
Total Purchased Swaptions
$5,532
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 9,772 CAD  13,629 BNP Paribas 09/16/2026 $ 30
Liabilities:
USD 41,116 EUR  35,660 Hong Kong & Shanghai Bank 09/16/2026 (82)
USD 7,321 EUR  6,400 Wells Fargo Securities LLC 09/16/2026 (73)
(155)
Net Unrealized Appreciation (Depreciation)
$(125)

Payden Mutual Funds
Payden Core Bond Fund
continued
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. 10-Year Ultra Future 100 Sep-26 $ 10,970 $ (160) $ (160)
U.S. Treasury 10-Year Note Future 145 Sep-26 15,660 (202) (202)
U.S. Treasury 2-Year Note Future 365 Sep-26 75,047 (311) (311)
U.S. Treasury 5-Year Note Future 866 Sep-26 91,776 (591) (591)
U.S. Ultra Bond Future 601 Sep-26 65,922 (1,915) (1,915)
a a
(3,179)
Short Contracts:
U.S. Long Bond Future 85 Sep-26 (9,207) 204 204
a a
Total Futures
$(2,975)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
10-Year SOFR Swap, Receive Fixed 3.748% Annually, Pay
Variable 3.660% (SOFRRATE) Annually 02/24/2037 $58,560 $(2,908) $(2,031) $(877)